Advances From Federal Home Loan Bank (FHLB) And Other Borrowings	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Advances From Federal Home Loan Bank (FHLB) And Other Borrowings
Advances From Federal Home Loan Bank (FHLB) And Other Borrowings

Advances from the FHLB are summarized by year of maturity and weighted average interest rate below:

	December 31, 2013
Year Ending December 31	Amount	Weighted Rate
2014	$34,840,058	1.64%
2015	15,000,000	4.01%
2016	20,000,000	4.61%
2017	12,900,000	4.38%
2018	5,000,000	3.39%
Thereafter	—	—%
	$87,740,058	3.23%

	December 31, 2012
Year Ending December 31	Amount	Weighted Rate
2013	$22,100,000	2.92%
2014	30,257,182	3.33%
2015	15,000,000	4.01%
2016	20,000,000	4.60%
2017	12,900,000	4.38%
Thereafter	5,000,000	3.39%
	$105,257,182	3.72%

These advances are secured by a blanket collateral agreement with the FHLB by pledging the Bank’s portfolio of residential first mortgage loans and investment securities with an amortized cost and fair value of $111.6 million and $102.7 million, respectively, at December 31, 2013 and $135.7 million and $129.4 million, respectively, at December 31, 2012. Advances are subject to prepayment penalties.

The following tables show callable FHLB advances as of the dates indicated.  These advances are also included in the above table.  All callable advances are callable at the option of the FHLB.  If an advance is called, the Bank has the option to pay off the advance without penalty, re-borrow funds on different terms, or convert the advance to a three-month floating rate advance tied to LIBOR.

As of December 31, 2013
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates
11/23/05	11/23/15	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
07/11/06	07/11/16	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/06	11/29/16	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
05/24/07	05/24/17	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
07/25/07	07/25/17	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter

During the year ended December 31, 2013, the Bank prepaid six FHLB advances totaling $30.0 million and incurred$589,000 in prepayment penalties related to these prepayments. The Bank did not prepay any FHLB advances during the nine months ended December 31, 2012 or the year ended March 31, 2012.
(10)         Advances From Federal Home Loan Bank (FHLB) And Other Borrowings, Continued

As of December 31, 2012
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates
11/23/05	11/23/15	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
07/11/06	07/11/16	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/06	11/29/16	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
05/24/07	05/24/17	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
07/25/07	07/25/17	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter
08/28/08	08/28/13	5,000,000	3.113%	Multi-Call	08/30/10 and quarterly thereafter

At December 31, 2013 and December 31, 2012, the Bank had $167.9 million and $165.9 million in additional borrowing capacity, respectively, at the FHLB.

The Bank had $8.0 million and $9.3 million in other borrowings at December 31, 2013 and December 31, 2012, respectively.  These borrowings consist of short-term repurchase agreements with certain commercial demand deposit customers for sweep accounts. The repurchase agreements typically mature within one to three days and the interest rate paid on these borrowings floats monthly with money market type rates. At December 31, 2013 and December 31, 2012, the interest rate paid on the repurchase agreements was 0.15% and 0.20%, respectively. The maximum amount outstanding at any one month end during the year ended December 31, 2013 was $9.9 million compared to $10.2 million during the nine months ended December 31, 2012. The Bank had pledged as collateral for these repurchase agreements investment and mortgage-backed securities with amortized costs and fair values of $14.8 million and $15.4 million, respectively at December 31, 2013 and $15.4 million and $16.3 million, respectively, at December 31, 2012.